Capital adequacy	9 Months Ended
Sep. 30, 2018
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

Capital adequacy analysis

	September 30, 2018	December 31, 2017
Capital ratios excl. of buffer requirements1
Common Equity Tier 1 capital ratio	20.1%	20.6%
Tier 1 capital ratio	20.1%	20.6%
Total capital ratio2	20.1%	23.0%

Institution-specific Common Equity Tier 1 capital requirement incl. buffers3	8.5%	8.4%
of which minimum Common Equity Tier 1 requirement	4.5%	4.5%
of which Capital conservation buffer	2.5%	2.5%
of which Countercyclical Buffer	1.5%	1.4%
of which Systemic Risk Buffer	—	—

Common Equity Tier 1 capital available to meet buffers4	14.1%	14.6%

Total capital ratio according to Basel I floor	n.a.	21.9%

1Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

2The reduction in Total capital ratio is mainly due to the fact that the Tier 2 capital is no longer included in Own funds. See footnote 1 in the table “Own funds - Adjusting items” below.

3Expressed as a percentage of total risk exposure amount.

4Common Equity Tier 1 capital ratio as reported less minimum requirement of 4.5 percent (excluding buffer requirements) and less 1.5 percent, consisting of Common Equity Tier 1 used to meet the Tier 1 requirements, since SEK does not have any Additional Tier 1 capital.

For further information on capital adequacy and risks, see the section entitled “Risk and capital management” in SEK’s 2017 Annual Report.

Own funds – Adjusting items

Skr mn	September 30, 2018	December 31, 2017
Share capital	3,990	3,990
Retained earnings	13,754	12,782
Accumulated other comprehensive income and other reserves	-186	30
Independently reviewed profit net of any foreseeable charge or dividend	318	540

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,876	17,342
Additional value adjustments due to prudent valuation	-491	-396
Intangible assets	-49	-66
Fair value reserves related to gains or losses on cash flow hedges	-9	-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	162	446
Negative amounts resulting from the calculation of expected loss amounts	-126	-65

Total regulatory adjustments to Common Equity Tier 1 capital	-513	-106

Total Common Equity Tier 1 capital	17,363	17,236
Additional Tier 1 capital	—	—

Total Tier 1 capital	17,363	17,236
Tier 2-eligible subordinated debt1	—	2,049
Credit risk adjustments2	—	—

Total Tier 2 capital	—	2,049

Total Own funds	17,363	19,285
Total Own funds according to Basel I floor	n.a.	19,350

1In June 2018, SEK received permission from its competent authority (Swedish FSA) to call its Tier 2 eligible subordinated debt instrument in accordance with its terms. As a result of  the permission from Swedish FSA, SEK was required to reduce the level of own funds by the outstanding principal amount of the instrument. The Board of Directors of SEK in September 2018 decided that SEK will exercise its right to call the instrument.

2Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of September 30, 2018, the limitation rule has not had any effect (year-end 2017: no effect).

Minimum capital requirements exclusive of buffer

	September 30, 2018			December 31, 2017
Skr mn	EAD1	Risk exposure amount	Minimum capital requirement	EAD1	Risk exposure amount	Minimum capital requirement
Credit risk standardized method
Corporates	1,453	1,453	116	1,316	1,316	105

Total credit risk standardized method	1,453	1,453	116	1,316	1,316	105

Credit risk IRB method
Central Governments	171,388	9,871	790	161,429	9,331	747
Financial institutions2	31,756	9,748	780	38,163	12,688	1,015
Corporates 3	114,542	58,807	4,705	104,630	53,763	4,301
Assets without counterparty	100	100	8	121	121	10

Total credit risk IRB method	317,786	78,526	6,283	304,343	75,903	6,073

Credit valuation adjustment risk	n.a.	2,075	166	n.a.	1,989	159
Foreign exchange risk	n.a.	959	76	n.a.	1,326	106
Commodities risk	n.a.	11	1	n.a.	13	1
Operational risk	n.a.	3,284	263	n.a.	3,284	263

Total	319,239	86,308	6,905	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor	n.a.	n.a.	n.a.	n.a.	88,334	7,067

1Exposure at default (EAD) shows the size of the outstanding exposure at default.

2Of which counterparty risk in derivatives: EAD Skr 5,009 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,827 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 146 million (year-end 2017: Skr 126 million).

3Of which related to specialized lending: EAD Skr 3,438million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 2,235 million.
(year-end 2017: Skr 1,643 million) and Capital requirement of Skr 179 million (year-end 2017: Skr 131 million).

Credit risk

For risk classification and quantification of credit risk, SEK uses the IRB approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with CRR. The Swedish FSA has approved SEK’s IRB approach. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the mark-to-market method.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

On January 1, 2018, capital requirements and reporting applicable to the Basel I floor ceased to apply. The Basel I floor constituted a minimum capital requirement introduced as a transitional rule in 2007 that was valid until 2017.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was increased from 1.5 percent to 2.0 percent as of March 19, 20171. As of September 30, 2018, the capital requirement related to relevant exposures in Sweden is 69 percent (year-end 2017: 67 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of September 30, 2018, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.07 percentage points (year-end 2017: 0.05 percentage points). SEK has not been classified as a systemically important institution by any financial regulatory authority. The capital buffer requirements for systemically important institutions that came into force January 1, 2016 therefore do not apply to SEK.

Leverage Ratio

Skr mn	September 30, 2018	December 31, 2017
Exposure measure for the leverage ratio
On-balance sheet exposures	277,129	249,244
Off-balance sheet exposures	35,418	42,168

Total exposure measure	312,547	291,412
Leverage ratio	5.6%	5.9%

The leverage ratio is defined by CRR as the quotient of the Tier 1 capital and an exposure measure. Currently there is no minimum requirement for the leverage ratio.

Internally assessed economic capital excl. buffer

Skr mn	September 30, 2018	December 31, 2017
Credit risk	6,937	6,898
Operational risk	142	142
Market risk	1,226	1,573
Other risks	177	170
Capital planning buffer	1,966	2,005

Total	10,448	10,788

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see the Risk and Capital management section of SEK’s 2017 Annual Report.